Regulatory charges (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Charges
Schedule of Information about Amounts Recognised in relation to Regulatory Deferral Account Balances
	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Global Reversion Reserve (RGR)	28	28
Energy Development Account (CDE)	76	133
Grantor inspection fee – Aneel	4	3
Energy Efficiency Program	188	187
Research and development (R&D)	146	150
Energy System Expansion Research	5	5
National Scientific and Technological Development Fund	10	9
Proinfa – Alternative Energy Program	9	9
Royalties for use of water resources	12	11
Emergency capacity charge	26	26
CDE on R&D (1)	3	3
CDE on EEP	5	8
Others	4	5
	516	577

Current liabilities	344	487
Non-current liabilities	172	90

(1)

As per Aneel Dispatch 3,056 of October 9, 2024, the monthly installments of Cemig D’s charges related to the Covid and Water Scarcity accounts of the CDE (Conta de Desenvolvimento Energético) are no longer charged, since both accounts have been fully paid.

(2)

The Energy Efficiency Program (PEE) aims to promote the efficient use of electricity in all sectors of the economy. To this end, concessionaires and permit holders of public energy distribution services are obliged to invest an annual amount of their net revenue in research and development in the electricity sector.

Schedule of Research Development and Innovation
	Dec. 31, 2023	Additions	Expenses	Investments	Monetary updating	Dec. 31, 2024
FNDCT	9	48	(47)	-	-	10
MME	5	24	(24)	-	-	5
R&D (1)	150	36	-	(56)	16	146
Total	164	108	(71)	(56)	16	161

	Consolidated
	Dec. 31, 2022	Additions	Expenses	Investments	Monetary updating	Dec. 31, 2023
FNDCT	8	63	(62)	-	-	9
MME	4	32	(31)	-	-	5
R&D (1)	126	40	-	(32)	16	150
Total	138	135	(93)	(32)	16	164

(1)	The changes in R&D are presented net of services in progress, which amounted to R$3 on December 31, 2024 and R$6 on December 31, 2022.